STF Tactical Growth ETF
Schedule of Investments
June 30, 2026 (Unaudited)

COMMON STOCKS - 99.2%	Shares	Value
Accommodation and Food Services - 0.8%
Marriott International, Inc. - Class A	508	$ 188,260
Starbucks Corp.	784	80,117
		268,377

Administrative, Support, Waste Management, and Remediation Services - 1.4%
Baker Hughes Co.	1,638	90,909
Booking Holdings, Inc.	1,450	258,448
PayPal Holdings, Inc.	1,620	69,952
PDD Holdings, Inc. - ADR (a)	672	51,260
		470,569

Industrials - 0.3%
Honeywell Aerospace, Inc. (a)	495	109,435

Information - 15.4%
Adobe, Inc. (a)	297	60,891
Airbnb, Inc. - Class A (a)	765	109,471
Autodesk, Inc. (a)	449	87,295
Automatic Data Processing, Inc.	627	140,417
Cadence Design Systems, Inc. (a)	545	204,549
Charter Communications, Inc. - Class A (a)	275	39,108
Comcast Corp. - Class A	435	10,679
CoStar Group, Inc. (a)	522	14,783
Crowdstrike Holdings, Inc. - Class A (a)	424	323,571
Datadog, Inc. - Class A (a)	521	135,648
Electronic Arts, Inc.	466	95,549
Intuit, Inc.	175	45,675
Meta Platforms, Inc. - Class A	1,276	718,758
Microsoft Corp.	4,312	1,608,462
Netflix, Inc. (a)	6,700	478,380
Palantir Technologies, Inc. - Class A (a)	3,451	402,628
Shopify, Inc. - Class A (a)	1,826	208,493
Strategy, Inc. - Class A (a)	309	26,861
Synopsys, Inc. (a)	331	147,649
Thomson Reuters Corp.	238	19,437
T-Mobile US, Inc.	1,557	261,156
Verisk Analytics, Inc.	261	46,857
Warner Bros Discovery, Inc. (a)	3,983	106,187
		5,292,504

Management of Companies and Enterprises - 0.5%
ARM Holdings PLC - ADR (a)	278	98,571
Ferrovial NV	1,138	78,078
		176,649

Manufacturing - 59.0% (b)
Advanced Micro Devices, Inc. (a)	2,582	1,499,910
Alnylam Pharmaceuticals, Inc. (a)	202	60,808
Amgen, Inc.	697	252,398
Analog Devices, Inc.	828	328,857
Apple, Inc.	8,611	2,491,679
Applied Materials, Inc.	1,334	964,482

ASML Holding NV	179	356,110
Axon Enterprise, Inc. (a)	159	89,137
Broadcom, Inc.	2,726	1,029,746
Cintas Corp.	522	88,782
Cisco Systems, Inc.	6,512	764,900
Coca-Cola Europacific Partners PLC	736	73,652
Dexcom, Inc. (a)	318	21,417
Fortinet, Inc. (a)	1,023	157,153
GE HealthCare Technologies, Inc.	560	35,846
Gilead Sciences, Inc.	2,114	267,083
Honeywell International, Inc.	495	110,830
Insmed, Inc. (a)	334	35,611
Intel Corp. (a)	3,125	436,344
Intuitive Surgical, Inc. (a)	468	186,114
Keurig Dr Pepper, Inc.	1,713	56,066
KLA Corp.	2,770	835,737
Kraft Heinz Co.	1,578	37,272
Lam Research Corp.	2,184	946,393
Linde PLC	669	347,171
Marvell Technology, Inc.	1,364	406,322
Microchip Technology, Inc.	360	32,832
Micron Technology, Inc.	1,874	2,163,139
Mondelez International, Inc. - Class A	1,719	99,427
Monolithic Power Systems, Inc.	84	116,118
Monster Beverage Corp. (a)	1,626	156,291
NVIDIA Corp.	13,639	2,729,027
NXP Semiconductors NV	319	89,649
PACCAR, Inc.	676	81,201
Palo Alto Networks, Inc. (a)	1,104	376,486
PepsiCo, Inc.	1,775	240,335
QUALCOMM, Inc.	1,701	314,328
Regeneron Pharmaceuticals, Inc.	118	73,578
Roper Technologies, Inc.	143	48,390
Tesla, Inc. (a)	2,234	939,620
Texas Instruments, Inc.	1,220	363,645
Vertex Pharmaceuticals, Inc. (a)	426	211,607
Western Digital Corp.	531	339,160
		20,254,653

Mining, Quarrying, and Oil and Gas Extraction - 0.2%
Diamondback Energy, Inc.	417	73,300

Professional, Scientific, and Technical Services - 9.4%
Alphabet, Inc. - Class A	3,354	1,198,619
Alphabet, Inc. - Class C	3,112	1,099,563
AppLovin Corp. - Class A (a)	468	241,127
Atlassian Corp. - Class A (a)	262	20,381
Cognizant Technology Solutions Corp. - Class A	667	25,833
IDEXX Laboratories, Inc. (a)	204	107,394
Paychex, Inc.	478	47,002
Seagate Technology Holdings PLC	337	325,205
Take-Two Interactive Software, Inc. (a)	350	87,493
Workday, Inc. - Class A (a)	377	46,152
Zscaler, Inc. (a)	274	38,675
		3,237,444

Retail Trade - 10.0%
Amazon.com, Inc. (a)	6,077	1,448,392
Costco Wholesale Corp.	637	595,895

DoorDash, Inc. - Class A (a)	700		129,171
MercadoLibre, Inc. (a)	82		139,186
O'Reilly Automotive, Inc. (a)	1,485		136,754
Ross Stores, Inc.	613		130,477
Walmart, Inc.	7,332		830,422
			3,410,297

Transportation and Warehousing - 0.6%
CSX Corp.	3,178		151,050
Old Dominion Freight Line, Inc.	272		58,915
			209,965

Utilities - 1.2%
American Electric Power Co., Inc.	872		119,298
Constellation Energy Corp.	524		130,146
Exelon Corp.	1,655		77,156
Xcel Energy, Inc.	1,010		81,103
			407,703

Wholesale Trade - 0.4%
Copart, Inc. (a)	1,189		33,518
Fastenal Co.	1,873		89,960
			123,478
TOTAL COMMON STOCKS (Cost $24,491,747)			34,034,374

TOTAL INVESTMENTS - 99.2% (Cost $24,491,747)			34,034,374
Other Assets in Excess of Liabilities - 0.8%		0.00819	281,131
TOTAL NET ASSETS - 100.0%			$ 34,315,505

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

STF Tactical Growth ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 34,034,374	$ –	$ –	$ 34,034,374
Total Investments	$ 34,034,374	$ –	$ –	$ 34,034,374

Refer to the Schedule of Investments for further disaggregation of investment categories.